Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Parenthetical) (Detail) - 2019 Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted	282,984	207,790	384,428
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 42.36	$ 55.85	$ 22.06
Vesting period	3 years
PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	0.00%
PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	200.00%